Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Net income		$ (90,442,000)		$ (2,194,000)		$ (245,360,000)	$ (3,429,000)	$ (30,419,000)	$ (11,467,000)
Net income attributable								$ (30,419,000)	$ (11,546,000)
Basic and diluted weighted average shares outstanding		8,768,051		7,100,668		8,271,509	7,098,016	7,108,389	7,043,575
Basic and diluted net income per share		$ (10.31)		$ (0.31)		$ (29.66)	$ (0.48)	$ (4.28)	$ (1.64)
ACON S2 Acquisition Corp [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net income	$ (777,344)	$ (6,784,606)	$ 9,238,963		$ (3,294,265)	$ 2,454,357
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net income		3,293			3,841	6,514
Net income attributable		$ 3,293			$ 3,841	$ 6,514
Basic and diluted weighted average shares outstanding	21,810,415	22,474,838			21,719,426	22,024,254
Basic and diluted net income per share		$ 0			$ 0.00	$ 0
Non Redeemable Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net income		$ (6,784,606)			$ (3,294,265)	$ 2,454,357
Less: Company's portion available to be withdrawn to pay taxes		3,293			3,841	6,514
Net income attributable		$ (6,787,899)			$ (3,298,105)	$ 2,447,843
Basic and diluted weighted average shares outstanding		8,775,162			8,310,766	9,225,746
Basic and diluted net income per share		$ (0.77)			$ (0.40)	$ 0.27